Financial Instruments - Schedule of Age of Receivables (Details) - Credit risk [member] - Trade Receivables - Receivables Past Due But Not Impaired - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of receivables past due	$ 2,586	$ 380
Past Due Less Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of receivables past due	1,707	217
Past Due More Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of receivables past due	$ 879	$ 163